INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [Member]
Disclosure of investments accounted for using equity method [text block]
25. INVESTMENT IN JOINT VENTURE

Set out below is the summarized financial information for KAS which is accounted for using the equity method (amounts stated at 100% before intercompany eliminations).

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Summarized statement of financial position
Current assets
Cash and cash equivalents	2,039	1,167	1,222
Other current assets (excluding cash)	1,649	10,061	10,584
Total current assets	3,688	11,228	11,806

Other current liabilities (including trade payables)	(1,505)	(1,457)	(1,653)
Total current liabilities	(1,505)	(1,457)	(1,653)

Non-current
Assets	48,065	46,707	51,718
Financial liabilities	(49,739)	(56,195)	(61,295)
Net assets	509	283	576

Summarized statement of comprehensive income
Operating (loss)/profit	(39)	(21)	234
Interest income	3,959	4,489	4,802
Interest expense	(3,695)	(4,210)	(4,500)
Profit and total comprehensive income for the period	225	258	536

Dividends received from joint venture	-	550	-

Reconciliation of the summarized financial information presented to the carrying amount of the group's interest in KAS
Opening net assets January 1	284	576	40
Profit for the period	225	258	536
Dividends received	-	(550)	-
Closing Net assets	509	284	576
Interest in joint venture at 50.1%	255	142	289
Funding classified as long term debt by joint venture recorded in ‘other investments in joint ventures’	25,577	28,830	31,086
Carrying value	25,832	28,972	31,375

The loan to KAS bears interest at 8% and has no fixed repayment terms. Joint control is provided through a joint venture agreement.